UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:       ___; Amendment Number: ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stanford Investment Group, Inc.
Address:    2570 W. El Camino Real, Suite 520
            Mountain View, CA  94040

Form 13F File Number:   28-12391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa M. Barnea
Title:      CFO and CCO
Phone:      650-941-1717

Signature, Place and Date of Signing:
Lisa M. Barnea    Mountain View, CA November 10, 2009
            [Signature] [City, State] [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:         33,646 (x 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER                     TITLE   CUSIP       VALUE X1000  SHARES              INV.   OTHER  VOTING AUTH
                                   OF                                                   DISC.  MGR
                                      CLASS
                                                                                                        SOLE     SHR    NONE
Logitech Intl SA New F             Com     H50430232          12338        671291 SH     SOLE  NONE      671291      0      0
Abaxis Inc.                        Com     002567105            214          8000 SH     SOLE  NONE        8000      0      0
Adobe Systems                      Com     00724F101           1106         33470 SH     SOLE  NONE       33470      0      0
Berkshire Hathaway CL A            Com     084670108            202           200 SH     SOLE  NONE         200      0      0
Chevron Texaco Corp                Com     166764100            497          7052 SH     SOLE  NONE        7052      0      0
Cisco Systems                      Com     17275R102           1012         42981 SH     SOLE  NONE       42981      0      0
Walt Disney                        Com     254687106            226          8223 SH     SOLE  NONE        8223      0      0
Expeditors Intl                    Com     302130109            408         11600 SH     SOLE  NONE       11600      0      0
Exxon Mobil Corp                   Com     30231G102            577          8416 SH     SOLE  NONE        8416      0      0
General Electric                   Com     369604103            492         29982 SH     SOLE  NONE       29982      0      0
Hewlett Packard                    Com     428236103            529         11200 SH     SOLE  NONE       11200      0      0
IBM Corp                           Com     459200101            231          1933 SH     SOLE  NONE        1933      0      0
IShares MSCI Aus Idex              ETF     464286103            305         13500 SH     SOLE  NONE       13500      0      0
IShares MSCI Brazil Index          ETF     464286400            608          8995 SH     SOLE  NONE        8995      0      0
Ishares MSCI Canada Index          ETF     464286509            552         21670 SH     SOLE  NONE       21670      0      0
IShares MSCI Singapore             ETF     464286673            453         42150 SH     SOLE  NONE       42150      0      0
IShares MSCI South Korea           ETF     464286772            264          5570 SH     SOLE  NONE        5570      0      0
IShares Barclays TIPS Bond         ETF     464287176           1387         13485 SH     SOLE  NONE       13485      0      0
IShares MSCI Emerg Mkts            ETF     464287234           1807         46450 SH     SOLE  NONE       46450      0      0
IShares IBoxx Investop             ETF     464287242            352          3300 SH     SOLE  NONE        3300      0      0
IShares S&P Glo Materials          ETF     464288695            568         10180 SH     SOLE  NONE       10180      0      0
Johnson & Johnson                  Com     478106104           1141         18731 SH     SOLE  NONE       18731      0      0
Market Vectors Tr Coal             ETF     57060U837            851         27920 SH     SOLE  NONE       27920      0      0
Merck & Co. Inc.                   Com     589331107            232          7326 SH     SOLE  NONE        7326      0      0
Microsoft                          Com     594918104            524         20372 SH     SOLE  NONE       20372      0      0
Morningstar                        Com     617700109            228          4700 SH     SOLE  NONE        4700      0      0
Netapp Inc.                        Com     64120L104            587         22008 SH     SOLE  NONE       22008      0      0
Nvidia Corp                        Com     67066G104            190         12639 SH     SOLE  NONE       12639      0      0
Palm Inc                           Com     696643105            340         19500 SH     SOLE  NONE       19500      0      0
Paychex Inc.                       Com     704326107            200          6900 SH     SOLE  NONE        6900      0      0
PowerShares Financial              ETF     73935X229            561         35400 SH     SOLE  NONE       35400      0      0
PowerShares Gldn Dragon Hal        ETF     73935X401            804         34890 SH     SOLE  NONE       34890      0      0
Rydex TR S&P Smallcap 600          ETF     78355W700            942         27310 SH     SOLE  NONE       27310      0      0
SPDR Trust Unit SR 1               ETF     78462F103            333          3151 SH     SOLE  NONE        3151      0      0
SPDR Gold Trust                    ETF     78463V107            287          2900 SH     SOLE  NONE        2900      0      0
SPDR DB Intl Govt Infl-Prot        ETF     78464A490            613         10910 SH     SOLE  NONE       10910      0      0
SPDR Oil & Gas Equip Svcs          ETF     78464A748            699         25220 SH     SOLE  NONE       25220      0      0
SPDR S&P Metals & Mining           ETF     78464A755            578         12675 SH     SOLE  NONE       12675      0      0
Sun Microsystems Inc.              Com     866810104            149         16390 SH     SOLE  NONE       16390      0      0
Western Union                      Com     959802109            259         13700 SH     SOLE  NONE       13700      0      0


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